Income taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
U.S. Federal and state									$ 20,589	$ 55,591	$ 34,351
Non-U.S.									20,748	22,023	14,241
Total current									41,337	77,614	48,592
Deferred
U.S. Federal and state									16,317	(4,788)	386
Non-U.S.									(1,176)	(1,561)	(1,868)
Total deferred									15,141	(6,349)	(1,482)
Provision for income tax expense	$ 14,107	$ 13,924	$ 13,068	$ 15,379	$ 10,033	$ 17,605	$ 21,742	$ 21,885	$ 56,478	$ 71,265	$ 47,110